Business Combination (Tables)	12 Months Ended
Dec. 31, 2024
Previously Reported [Member]
Schedule of Consideration Transferred to the Assets Acquired and Liabilities Assumed

The following table presents the allocation of the consideration transferred to the assets acquired and liabilities assumed based on their fair values:

Consideration:
Equity consideration	$494,000
Fair value of non-controlling interest	74,000
Total equity consideration	568,000
Effective extinguishment of advances to SemiCab, Inc.	415,000
Total consideration	$983,000

Identifiable net assets acquired:
Cash	$17,000
Accounts receivable	193,000
Prepaid expenses and other current assets	13,000
Property and equipment, net	3,000
Other non-current assets	14,000
Customer relationships (nine year estimated useful life)	25,000
Trade name (nine year estimated useful life)	25,000
Developed technology (six year estimated useful life)	325,000
Accounts payable and accrued expenses	(2,679,000)
Merchant cash advances payable	(631,000)
Notes payable to related parties	(650,000)
Other current liabilities	(50,000)
Net assets acquired	(3,395,000)
Goodwill	$4,378,000